                                    CERTIFICATION


              Pursuant to Rule 497(j), Neuberger & Berman Equity Trust (1933 Act File No. 33-64368; 1940 Act File No. 811-7784) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Partners Trust, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 8 ("Amendment No. 8") to its Registration Statement and (b) that Amendment No. 8 was filed electronically.


                                       /s/ Claudia A. Brandon
     Dated:  January 3, 1996  By: --------------------------
                                       Claudia A. Brandon